Income tax - Schedule of the Reconciling Items Between The Statutory Rate And The Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Tax rate	23.90%	24.90%	24.90%
Effect of tax rate in foreign jurisdictions	(1.40%)	0.80%	(3.40%)
Permanent Differences	(37.10%)	(17.40%)	(6.70%)
Derecognition of tax losses previously recognized	0.953	0	0
Non-recognition of tax losses	21.60%	(12.20%)	(1.50%)
Other items	(22.80%)	(2.80%)	1.90%
Effective tax rate	79.50%	(6.60%)	15.30%